SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS	NOTE 17 - SUBSEQUENT EVENTS The Company evaluated subsequent events through February 13, 2014, the date on which the December 31, 2013 consolidated financial statements were issued.